Certain Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain Transactions [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 33,900,000	$ 30,100,000	$ 13,900,000
Selling, general and administrative	$ 222,471,000	$ 243,335,000	$ 260,179,000